Long-Term Debt (Schedule Of Current Portion Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Current Portion of Long-Term Debt	$ 1,000	$ 500
4.75% Due October 15, 2013 [Member]
Debt Instrument [Line Items]
Current Portion of Long-Term Debt		500
5.80% Due May 1, 2014 [Member]
Debt Instrument [Line Items]
Current Portion of Long-Term Debt	$ 1,000